Braver Tactical Opportunity Fund
Summary Section
Investment Objective.
The investment objective of the Braver Tactical Opportunity Fund (the “Fund”) is to seek long term capital appreciation with an emphasis on capital preservation and risk control.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Braver Tactical Opportunity Fund Class N Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the original offering price or NAV at redemption)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Braver Tactical Opportunity Fund Class N Shares
Management Fees		0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.82%
Acquired Fund Fees and Expenses	[1]	0.18%
Total Annual Fund Operating Expenses		2.10%
Fee Waiver/Expense Reimbursement	[2]	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.68%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between Braver Wealth Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.50%, of the Fund's average net assets for Class N shares through December 31, 2015. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees (the "Board of Trustees"). The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Braver Tactical Opportunity Fund Class N Shares	171	617	1,090	2,398

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the Fund’s fiscal year ended May 31, 2014, the Fund’s portfolio turnover rate was 1,000% of the average value of the portfolio.

Principal Investment Strategies.

The Fund’s Adviser seeks to achieve the Fund’s objective by investing in indexed investments and cash positions. Indexed investments include exchange-traded funds (“ETFs”) and indexed based mutual funds or other investment companies (collectively, “Indexed Investments”). Cash positions include highly liquid investments such as money market mutual funds that are generally convertible into cash (“Cash Positions”).

The goal of the strategy is to seek long term capital appreciation while keeping a focus on capital preservation and risk control. The Fund’s investment strategy is deeply rooted in the belief that, for long term investment success, it is more important to avoid major market declines than it is to stay fully invested. The Fund can be up to 100% invested in Indexed Investments (primarily ETFs) that are broadly diversified across global equity and fixed income asset classes or sectors. The portfolio consists of numerous global equity and fixed income models covering a diversified mix of global equity and fixed income asset classes (i.e. U.S. and non-U.S. large cap growth or value, mid cap growth or value, small cap growth or value, government bonds and sovereign debt, investment grade corporate bonds, high yield corporate bonds, etc.) and equity sectors and sub-sectors (i.e. technology, utilities, financials, etc.). The Fund may invest in fixed income securities and the global fixed income models within the strategy may track a broad range of global fixed income investments. The Fund’s investment in fixed income may include junk bonds and the Fund may invest in securities of any maturity or credit quality. Typically, however, the average duration of the Fund’s fixed income investments is in the intermediate to longer term maturing range of 7-20 years. In addition, the credit quality can vary as models exist for U.S. Treasury exposure which is investment grade credit to high-yield bonds (junk bonds) or non-investment grade. Sovereign debt of foreign nations may also be owned and this credit quality may vary from non-investment grade to investment grade depending on rating agency ratings. The Fund can also invest up to 100% in Cash Positions when the proprietary computer models indicate that the market price trends are negative or market risk is too high. All investment decisions are made based on proprietary computer models. The computer models are based on price trends and other technical factors. The investment process adheres to the trading signal of the advisor’s proprietary computer models, which mitigates the potential of making human emotional trading decisions.

The Adviser employs a tactical investment management approach that uses computer models to analyze a proprietary blend of technical patterns (i.e. trend analysis and moving average) and momentum indicators (market indicators such as rate of change that provide an indication of the underlying strength or weakness of the markets) in order to determine if the underlying asset class is presenting an attractive reward/risk tradeoff for investment. The binary models (‘On – invested’ or ‘Off – not invested held in money market’) determine either to invest or not to invest in a particular asset class/sector. If the models determine not to invest, that portion of the Fund’s portfolio remains in a Cash Position.

The decisions for allocating the Fund’s assets are based upon the Adviser’s quantitative investment models and the proprietary factors that the Adviser builds into its models. The individual security selection criteria are as follows: (a) correlation to the underlining index or sector with which we are seeking exposure (lowest tracking error) (b) underlying ETF costs; (c) liquidity; and (d) quality of the ETF sponsor.

The Adviser’s sell discipline is two-fold. The Adviser’s models analyze market trends up to a daily basis based on technical patterns and momentum indicators, and if the Adviser’s models uncover negative trends signaling risks are too high, a sell signal is indicated. In addition, most models within the strategy maintain ’stop loss’ orders that are evaluated at the end of each business day for possible execution the following day to help further mitigate risk.

Principal Risks.

There can be no guarantee that Adviser’s models will prove successful or profitable. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Risks of Exchange-Traded Funds. Investments in an exchange traded funds (“ETFs”) carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risks. The Fund invests in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• Foreign Investment Risk. Foreign investments involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• High-Yield or “Junk” Security Risk. Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) (“high-yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High-yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

• Risks of Small and Medium Sized Companies. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

• Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

• Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

• Limited Operating History. The Fund has a limited history of operation. In addition, the adviser has limited experience managing a mutual fund.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

Performance.

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class N shares of the Fund for the first full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 855-294-7539.

Calendar Year Returns as of December 31

The calendar year-to-date return for the Fund’s Class N shares as of June 30, 2014 was 1.35%.

During the period shown in the bar chart, the best performance for a quarter was 7.54% (for the quarter ended March 31, 2013). The worst performance was -0.73% (for the quarter ended June 30, 2013).

Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Total Returns Braver Tactical Opportunity Fund		Label	One Year	Life of Fund		Inception Date
Class N Shares		Return Before Taxes	11.16%	9.25%	[1]	Jul. 20, 2012
Class N Shares Return After Taxes on Distributions	[2]		10.18%	8.55%
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares			6.31%	6.77%
BarclayHedge Equity Long/Short Index			13.85%	12.80%
S&P 500 Total Return			32.39%	26.17%
[1]	Class N shares of the Braver Tactical Opportunity Fund commenced operations on July 20, 2012.
[2]	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Barclay Hedge Equity Long/Short Index is an unmanaged index whose strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.